Consolidated Statement of Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Service revenues	$ 2,939		$ 2,729		$ 2,532
Product sales	3,921		4,757		5,398
Total revenues	6,860		7,486		7,930
Costs and expenses:
Product costs	3,027		3,496		3,934
Operating and maintenance expenses	1,097		1,027		990
Depreciation and amortization expenses	815		756		661
Selling, general, and administrative expenses	512		571		477
Other (income) expense - net	34		24		1
Total costs and expenses	5,485		5,874		6,063
Operating income (loss)	1,375		1,612		1,867
Equity earnings (losses)	134	[1]	111	[1]	155	[1]
Interest incurred	(611)		(568)		(598)
Interest capitalized	101		59		25
Other investing income - net	81		77		13
Early debt retirement costs	0		0		(271)
Other income (expense) - net	0		(2)		11
Income (loss) from continuing operations before income taxes	1,080		1,289		1,202
Provision (benefit) for income taxes	401		360		124
Income (loss) from continuing operations	679		929		1,078
Income (loss) from discontinued operations	(11)		136		(417)
Net income (loss)	668		1,065		661
Less: Net income attributable to noncontrolling interests	238		206		285
Net income (loss) attributable to The Williams Companies, Inc.	430		859		376
Amounts attributable to The Williams Companies, Inc.:
Income (loss) from continuing operations	441		723		803
Income (loss) from discontinued operations	(11)		136		(427)
Net income (loss)	$ 430		$ 859		$ 376
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$ 0.65		$ 1.17		$ 1.36
Income (loss) from discontinued operations	$ (0.02)		$ 0.22		$ (0.72)
Net income (loss)	$ 0.63		$ 1.39		$ 0.64
Weighted-average shares (thousands)	682,948		619,792		588,553
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$ 0.64		$ 1.15		$ 1.34
Income (loss) from discontinued operations	$ (0.02)		$ 0.22		$ (0.71)
Net income (loss)	$ 0.62		$ 1.37		$ 0.63
Weighted-average shares (thousands)	687,185		625,486		598,175

[1]	Items also included in Segment profit (loss). (See Note 18 – Segment Disclosures.)